Business Segment and Geographical Information - Schedule of Distribution of Income from Operations by Geographical Area (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Segment Reporting Information [Line Items]
Income from operations	$ 216,789	$ 170,339
Ireland
Segment Reporting Information [Line Items]
Income from operations	51,327	9,874
Rest of Europe
Segment Reporting Information [Line Items]
Income from operations	59,766	59,509
U.S.
Segment Reporting Information [Line Items]
Income from operations	88,089	60,468
Rest of World
Segment Reporting Information [Line Items]
Income from operations	$ 17,607	$ 40,488